Revenues - Summary of Revenue from Geographic Areas (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PRC (excluding HK SAR and Macau) [Member] CNY	Dec. 31, 2012 PRC (excluding HK SAR and Macau) [Member] CNY	Dec. 31, 2011 PRC (excluding HK SAR and Macau) [Member] CNY	Dec. 31, 2013 United States [Member] CNY	Dec. 31, 2012 United States [Member] CNY	Dec. 31, 2011 United States [Member] CNY	Dec. 31, 2013 Others [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY
Revenue from External Customer [Line Items]
Revenues	$ 54,321,046	328,843,318	185,218,681	96,594,538	198,896,271	154,029,436	92,697,994	60,358,124	14,312,392	1,791,420	69,588,923	16,876,853	2,105,124